Investment in Ryvyl (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	May 12, 2026	Oct. 06, 2025	Mar. 31, 2026	Dec. 31, 2025	Jul. 08, 2025
Investment in Ryvyl (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.000002	$ 0.000002
Common Stock, Convertible, Conversion Price, Decrease (in Dollars per share)			$ 0.08
Preferred Stock, Liquidation Preference, Value			$ 6,500
Securities Purchase Agreement [Member]
Investment in Ryvyl (Details) [Line Items]
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 5,000
Aggregate Purchase Price Increased		$ 6,500
Additional Investment		1,500
Stock Issued During Period, Value, New Issues		$ 6,500
Common Stock [Member]
Investment in Ryvyl (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.4		$ 0.00002
Minimum [Member] | Securities Purchase Agreement [Member]
Investment in Ryvyl (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 100
Maximum [Member] | Securities Purchase Agreement [Member]
Investment in Ryvyl (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 130
Series C Preferred Stock [Member] | Securities Purchase Agreement [Member]
Investment in Ryvyl (Details) [Line Items]
Stock Issued During Period, Shares, Employee Stock Purchase Plans (in Shares)	50,000